Securities Act Registration No. 333-108394
Investment Company Act Reg. No. 811-21422

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
___________________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 12	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒
(Check appropriate box or boxes.)

      LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

20 North Clark Street
34th Floor
Chicago, Illinois	60602-4109
(Address of Principal Executive Offices)	(Zip Code)

(312) 368-1442
(Registrant’s Telephone Number, including Area Code)

Copy to:

Margaret M. Baer
Lotsoff Capital Management	Richard L. Teigen
20 North Clark Street	Foley & Lardner LLP
34th Floor	777 East Wisconsin Avenue
Chicago, Illinois 60602-4109	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 12 to the Registration Statement of Lotsoff Capital Management Investment Trust (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 11 on Form N-1A filed January 28, 2011, effective as of January 31, 2011.  This PEA No. 12 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 11 to the Company’s Registration Statement.

S-2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 18th day of February, 2011.

LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
(Registrant)

By:	/s/ Joseph N. Pappo
Joseph N. Pappo, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Joseph N. Pappo Joseph N. Pappo	President (Principal Executive Officer)	February 18, 2011

/s/ Margaret A. Cartier Margaret A. Cartier	Trustee	February 18, 2011

Jack Forstadt	Trustee	February 18, 2011

/s/ DeVerille A. Huston DeVerille A. Huston	Trustee	February 18, 2011

/s/ Margaret M. Baer Margaret M. Baer	Secretary, Chief Compliance Officer and Treasurer (Principal Financial and Accounting Officer)	February 18, 2011

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE